LONG-TERM LOANS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 30, 2014	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 0	$ 4,593
Interest Payable		760	1,193	$ 1,535
Proceeds from Convertible Debt		$ 0	0	$ 20,000
Penalty Percentage		0.50%
Maximum [Member]
Debt Instrument [Line Items]
Penalty Percentage		5.00%
USD-denominated loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount					$ 4,515
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 307	3,148
SGD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		5.44%
SGD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.68%
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 1,396	1,019
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		5.68%
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.19%
IFC Convertible Bond [Member] | International Finance Corporation [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt	$ 20,000
Debt Instrument, Interest Rate, Stated Percentage	2.10%
Line of Credit Facility, Commitment Fee Percentage	0.50%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 1,000
Debt Instrument, Fee Amount		$ 349
Debt Instrument, Unamortized Discount		$ 230	$ 230
Debt Instrument, Convertible, Terms of Conversion Feature	According to the Convertible Bond agreement, 50% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares of the Company at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 150% of the conversion price in effect at such time. In addition, 100% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 200% of the conversion price in effect at such time.
IFC Conversion Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	The initial conversion rate at the time of the agreement is 38 ordinary shares per $1, and the initial conversion price is $26.35 per share.	the Company paid out a cash dividend of $0.40 per share in March 2015 and $0.2 per share in November 2016, the conversion rate and conversion price was adjusted to 39.22 ordinary shares per $1 and $25.50 per share, respectively.